Reinsurance and Indemnification - Property and casualty reinsurance recoverable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	$ 9,565	$ 8,921
Reinsurance recoverables related to ceded unpaid losses	7,155	6,471	$ 6,184	$ 5,892
Property-Liability
Reinsurance Retention Policy [Line Items]
Reinsurance and indemnification recoverables, net	7,270	6,570
Paid	111	96
Reinsurance recoverables related to ceded unpaid losses	7,150	6,470
Discontinued Lines and Coverages
Reinsurance Retention Policy [Line Items]
Allowance for uncollectible reinsurance	65	70
Westport Insurance Corporation | Property-Liability
Reinsurance Retention Policy [Line Items]
Largest reinsurance recoverable from a single reinsurer	$ 60	$ 61